Investments (Details) - Schedule of Interest in Joint Venture - Cresca's [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Interest in Joint Venture [Line Items]
Assets	R$ 3,230	R$ 2,901
Current	3,186	2,863
Cash and cash equivalents	139	121
Accounts receivable, inventories and other receivables	3,047	2,742
Noncurrent	44	38
Other noncurrent	44	38
Liabilities	273	231
Current	273	231
Trade payables, taxes and loans	273	231
Total net assets	2,957	2,670
Company’s interest – 50%	50	50
Company’s interest in net assets at estimated fair value	R$ 1,478	R$ 1,335